B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories, alternative [abstract]
Summary of Inventories

Inventories
	2021	2020
Raw materials, components, consumables and manufacturing work in progress	11,584	9,510
Finished products	11,207	8,709
Contract work in progress	12,373	9,878
Inventories, net	35,164	28,097

Movements in Obsolescence Allowances

Movements in obsolescence allowances
	2021	2020
Opening balance	3,627	3,386
Additions, net	1,378	2,266
Utilization	(1,457)	(1,781)
Translation differences	128	(244)
Closing balance	3,676	3,627